Open Tax Years In Major Jurisdictions (Detail)	12 Months Ended
Dec. 31, 2012
NETHERLANDS | Minimum
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2006
NETHERLANDS | Maximum
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2012
Czech Republic | Minimum
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2010
Czech Republic | Maximum
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2012
UNITED KINGDOM | Minimum
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2011
UNITED KINGDOM | Maximum
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2012
UNITED STATES | Minimum
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2010
UNITED STATES | Maximum
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2012
GERMANY | Minimum
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2009
GERMANY | Maximum
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2012
FRANCE | Minimum
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2010
FRANCE | Maximum
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2012
HONG KONG | Minimum
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2010
HONG KONG | Maximum
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2012
CYPRUS | Minimum
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2011
CYPRUS | Maximum
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2012
CHINA | Minimum
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2010
CHINA | Maximum
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2012
ISRAEL | Minimum
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2007
ISRAEL | Maximum
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2012
Switzerland | Minimum
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2010
Switzerland | Maximum
Income Tax Contingency [Line Items]
Open Tax Years In Major Jurisdictions	2012